CONSOLIDATED STATEMENTS OF INCOME - Entity [Domain] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Interest and dividend income:
Loans, including fees		¥ 988,236	¥ 982,402	¥ 947,983
Investments:
Interest		130,626	131,295	162,451
Dividends		74,673	72,052	63,329
Trading account assets		174,458	161,212	169,216
Call loans and funds sold		7,555	5,949	4,947
Receivables under resale agreements and securities borrowing transactions		33,379	36,281	57,220
Deposits		48,732	33,608	18,229
Total interest and dividend income		1,457,659	1,422,799	1,423,375
Interest expense:
Deposits		149,776	133,140	124,053
Trading account liabilities		31,402	30,746	23,688
Call money and funds purchased		7,545	7,664	7,686
Payables under repurchase agreements and securities lending transactions		36,641	36,906	66,995
Other short-term borrowings		7,490	12,120	16,490
Long-term debt		179,128	180,989	173,939
Total interest expense		411,982	401,565	412,851
Net interest income		1,045,677	1,021,234	1,010,524
Provision (credit) for loan losses (Notes 4 and 5)		(60,223)	(126,230)	139,947
Net interest income after provision (credit) for loan losses		1,105,900	1,147,464	870,577
Noninterest income:
Fee and commission income (Note 25)		715,657	675,763	612,808
Foreign exchange gains (losses)-net (Note 26)	[1]	(34,520)	25,631	20,514
Trading account gains (losses)-net (Note 26)		689,959	(59,687)	534,100
Investment gains (losses)-net (Note 3)		271,174	237,556	123,351
Equity in earnings (losses) of equity method investees-net		17,502	27,975	(2,192)
Gains on disposal of premises and equipment		2,754	10,460	12,411
Other noninterest income (Note 22)		138,689	165,136	138,427
Total noninterest income		1,801,215	1,082,834	1,439,419
Noninterest expenses:
Salaries and employee benefits (Note 20)		605,454	586,737	572,301
General and administrative expenses		530,365	486,772	439,708
Impairment of goodwill (Note 7)			3,792
Occupancy expenses		189,004	172,566	171,697
Fee and commission expenses		134,395	122,419	109,018
Provision (credit) for losses on off-balance-sheet instruments (Note 23)		(2,827)	12,095	4,584
Other noninterest expenses (Notes 4 and 22)		183,071	119,574	127,508
Total noninterest expenses		1,639,462	1,503,955	1,424,816
Income before income tax expense		1,267,653	726,343	885,180
Income tax expense (Note 19)		437,420	226,108	4,024
Net income		830,233	500,235	881,156
Less: Net income attributable to noncontrolling interests		27,185	1,751	5,744
Net income attributable to MHFG shareholders		¥ 803,048	¥ 498,484	¥ 875,412
Earnings per common share (Note 18):
Basic net income per common share		¥ 32.75	¥ 20.33	¥ 36.05
Diluted net income per common share		¥ 31.64	¥ 19.64	¥ 34.47

[1]	Amounts include realized and unrealized gains and losses on both derivative instruments and nonderivative instruments, such as translation gains and losses related to foreign currency-denominated available-for-sale securities for which the fair value option has been elected in accordance with ASC 825.